Summary of significant accounting policies - Income Tax Expense (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income taxes [line items]
Deferred tax expense	€ (99,000,000)	€ (1,753,000,000)	€ (731,000,000)
Elimination of inter-segment amounts
Disclosure of income taxes [line items]
Deferred tax expense	0
Temporary differences subject to GILTI
Disclosure of income taxes [line items]
Deferred tax expense	€ 0